Schedule of Investments February 29, 2020 (unaudited)

Tortoise Global Water ESG Fund

	Shares	Fair Value
Common Stock - 99.7% (1)
Brazil Water Utilities - 3.4% (1)
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	50,896	$663,175
Finland Water Equipment/Services - 0.5% (1)
Uponor OYJ	8,066	105,518
France Water Infrastructure - 12.8% (1)
Suez	54,344	856,699
Veolia Environnement SA	58,104	1,663,248
		2,519,947
Hong Kong Water Equipment/Services - 1.1% (1)
China Lesso Group Holdings Ltd.	147,866	221,941
Hong Kong Water Infrastructure - 2.6% (1)
Beijing Enterprises Water Group Ltd.	897,159	416,641
China Water Affairs Group Limited	127,064	101,227
CT Environmental Group Limited (2)(3)	113,060	–
		517,868
Japan Water Equipment/Services - 2.2% (1)
Kurita Water Industries Ltd.	16,227	420,494
NIHON TRIM Co., Ltd.	734	21,436
		441,930
Japan Water Infrastructure - 0.6% (1)
METAWATER Co. Ltd.	1,692	59,767
Organo Corp.	989	58,317
		118,084
Netherlands Water Equipment/Services - 2.7% (1)
Aalberts Industries N.V.	14,319	533,501
Switzerland Water Equipment/Services - 11.2% (1)
Ferguson PLC	16,909	1,461,223
Georg Fischer AG	606	515,678
Sulzer AG	2,599	237,730
		2,214,631
Switzerland Water Management - 6.9% (1)
Geberit AG	2,743	1,361,834
United Kingdom Water Infrastructure - 16.5% (1)
Pennon Group Plc	62,018	857,187
Pentair PLC	17,754	699,330
Severn Trent Plc	26,813	847,425
United Utilities Group PLC	70,275	850,753
		3,254,695
United States Water Infrastructure - 17.5% (1)
Advanced Drainage Systems, Inc.	7,552	316,127
Aegion Corp. (3)	4,598	82,810
Franklin Electric Co., Inc.	5,732	296,287
Middlesex Water Company	2,461	146,356
Mueller Water Products, Inc.	23,424	256,493
Rexnord Corporation	18,148	529,196
SJW Group	3,854	235,788
The York Water Company	1,915	80,985
Xylem, Inc.	19,496	1,507,820
		3,451,862
United States Water Management - 3.7% (1)
AquaVenture Holdings Limited (3)	2,956	79,930
Badger Meter, Inc.	4,335	261,010
Watts Water Technologies, Inc.	4,105	385,501
		726,441
United States Water Treatment - 1.2% (1)
Evoqua Water Technologies Corp. (3)	10,728	224,966
United States Water Utilities - 16.8% (1)
American States Water Company	5,476	419,407
American Water Works Co., Inc.	12,529	1,549,336
California Water Service Group	7,167	343,729
Essential Utilities, Inc.	23,376	1,005,402
		3,317,874
Total Common Stock
(Cost $20,769,364)		19,674,267

Short Term Investment - 0.2% (1)
United States Investment Company - 0.2% (1)
First American Government Obligations Fund, Class X, 1.49% (4)
(Cost $33,628)	33,628	33,628

Total Investments - 99.9% (1)
(Cost $20,802,992)		19,707,895
Other Assets in Excess of Liabilities, Net - 0.1%(1)		22,471
Total Net Assets - 100.0%(1)		$19,730,366

(1)	Calculated as a percentage of net assets.
(2)	Security considered illiquid and is categorized in Level 3 of the fair value hierarchy
(3)	Non-income producing security.
(4)	Rate indicated is the current yield as of February 29, 2020.
ADR - American Depository Receopt

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of February 29, 2020:

	Level 1	Level 2	Level 3	Total
Common Stock	$19,674,267	$-	$0	$19,674,267
Short-Term Investment	33,628	-	-	33,628
Total Investments	$19,707,895	$-	$-	$19,707,895

Refer to the Fund's Schedule of Investments for additional industry information.

Investments
in
Securities
Balance as of 11/30/2019	$-
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Transfers into and/or out of Level 3	-
Balance as of 2/29/2020	$-
Net unrealized depreciation of Level 3 Securities as of February 29, 2020	$(15,150)